Schedule of Investments September 30, 2020 (Unaudited)

TorrayResolute Small/Mid Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 97.0%
Consumer Discretionary - 9.2%
Dunkin' Brands Group	6,579	$538,886
Pool	1,807	604,514
		1,143,400
Consumer Staples - 3.4%
Church & Dwight	4,522	423,757

Financials - 3.3%
PRA Group *	10,309	411,844

Health Care # - 32.6%
AMN Healthcare Services *	5,606	327,727
BioMarin Pharmaceutical *	4,300	327,144
Catalent *	5,714	489,461
Cooper Companies	1,060	357,347
Halozyme Therapeutics *	15,802	415,277
Mettler-Toledo International *	528	509,916
Myovant Sciences *	20,326	285,580
Omnicell *	5,644	421,381
Rocket Pharmaceuticals *	15,140	346,100
Teladoc Health *	2,650	580,986
		4,060,919
Industrials - 8.5%
Copart *	4,554	478,899
Hexcel	8,303	278,566
ICF International	4,901	301,558
		1,059,023
Information Technology # - 35.6%
ANSYS *	1,670	546,474
Aspen Technology *	5,256	665,357
CyberArk Software *	3,602	372,519
IPG Photonics *	2,185	371,384
Jack Henry & Associates	2,511	408,263
MKS Instruments	3,406	372,037
Monolithic Power Systems	1,491	416,899
Qualys *	6,294	616,875
Verra Mobility *	34,169	330,073
Zebra Technologies *	1,300	328,198
		4,428,079
Real Estate - 4.4%
SBA Communications - REIT	1,729	550,652
TOTAL COMMON STOCKS
(Cost $8,399,597)		12,077,674

SHORT-TERM INVESTMENT - 3.7%
First American Government Obligations Fund, Class X, 0.07% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $455,306)	455,306	455,306

Total Investments - 100.7%
(Cost $8,854,903)		12,532,980
Other Assets and Liabilities, Net - (0.7)%		(82,254)
Total Net Assets - 100.0%		$12,450,726

*	Non-income producing security.
#
As of September 30, 2020, the Fund had a significant portion of its assets invested in both the health care and information technology sectors. The health care sector may be more greatly impacted by adverse regulatory, political, legal and other changes affecting the issuers of such securities.  The information technology sector may be more sensitive to short product cycles, competition and aggressive pricing than the overall market.

^	The rate shown is the annualized seven-day effective yield as of September 30, 2020.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$12,077,674	$-	$-	$12,077,674
Short-Term Investment	455,306	-	-	455,306
Total Investments in Securities	$12,532,980	$-	$-	$12,532,980

Refer to Schedule of Investments for further information on the classification of investments.